Secured Convertible Notes - Schedule of Debt (Details) $ in Thousands	Jun. 30, 2024 USD ($)
Debt Instrument [Line Items]
Less: Current portion	$ 0
Total non-current debt	36,430
Convertible Debt | Secured Convertible Notes
Debt Instrument [Line Items]
Total debt	$ 36,430